UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-22317

Investment Company Act file number

Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road
Stamford, CT 06905

(Address of principal executive offices) (Zip code)

Steven L. Suss
Bank of America Capital Advisors LLC
225 High Ridge Road
Stamford, CT 06905

(Name and address of agent for Service)

Registrant's telephone number, including area code: (866) 921-7951

Date of fiscal year end: 3/31/2011

Date of reporting period: 3/31/2011

ITEM 1.  REPORTS TO STOCKHOLDERS.

EXCELSIOR MULTI-STRATEGY HEDGE FUND OF FUNDS (TI 2), LLC

Financial Statements

With Report of Independent Registered Public Accounting Firm

Period from July 1, 2010 (commencement of operations) to March 31, 2011

Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Financial Statements

Period from July 1, 2010 (commencement of operations) to March 31, 2011

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information on Form N-Q is available without charge, upon request, by calling (866) 921-7951.

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 921-7951 and on the Commission’s website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 921-7951, and on the Commission’s website at http://www.sec.gov.

Report of Independent Registered Public Accounting Firm

To the Board of Managers and Members of
Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC:

In our opinion, the accompanying statement of assets, liabilities and members’ capital and the related statements of operations, of changes in members’ capital and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC (the "Fund") at March 31, 2011, and the results of its operations, the changes in its members' capital, its cash flows and the financial highlights for the period July 1, 2010 (commencement of operations) through March 31, 2011, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
May 27, 2011

Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Statement of Assets, Liabilities and Members’ Capital

March 31, 2011

ASSETS

Investment in Excelsior Multi-Strategy Hedge Fund of Funds Master	$6,252,102
Fund, LLC, at fair value
Cash and cash equivalents	125,017
Due from Adviser	119,924
Redemption receivable from investment in Excelsior Multi-Strategy
Hedge Fund of Funds Master Fund, LLC	51,675
Other assets	6,819

Total Assets	6,555,537

LIABILITIES

Members' subscriptions received in advance	108,225
Repurchase of Members' interests payable	51,675
Professional fees payable	46,206
Management fee payable	18,293
Servicing fees payable	3,812
Other liabilities	3,429

Total Liabilities	231,640

Net Assets	$6,323,897

MEMBERS' CAPITAL *	$6,323,897

* Members’ Capital includes net subscriptions, cumulative net investment income/(loss), cumulative net realized gain/(loss), and accumulated unrealized appreciation from investments in Excelsior Multi‐Strategy Hedge Fund of Funds Master Fund, LLC.

The accompanying notes and attached audited financial statements of Excelsior Multi-Strategy Hedge
Fund of Funds Master Fund, LLC are an integral part of these financial statements.

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Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Statement of Operations

Period from July 1, 2010 (commencement of operations) to March 31, 2011

NET INVESTMENT LOSS ALLOCATED FROM EXCELSIOR MULTI-
STRATEGY HEDGE FUND OF FUNDS MASTER FUND, LLC:

Interest	$71
Expenses	(42,765)
Net investment loss allocated from Excelsior Multi-Strategy Hedge
Fund of Funds Master Fund, LLC	(42,694)

Fund Income:
Interest	841

Fund Expenses:
Professional fees	87,162
Other fees	35,976
Administration fees	16,125
Management fee	18,293
Servicing fees	9,146
Board of Managers' fees	2,500

Total Fund Expenses	169,202

Net Investment Loss before Expense Limitation Reimbursement	(211,055)
Expense Limitation Reimbursement	119,924

Net Investment Loss	(91,131)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
ALLOCATED FROM EXCELSIOR MULTI-STRATEGY HEDGE
FUND OF FUNDS MASTER FUND, LLC

Net realized gain on investment	69,638
Net change in accumulated unrealized appreciation on investment	215,346

Net realized and unrealized gain on investments allocated from
Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC	284,984

NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM
OPERATIONS	$193,853

The accompanying notes and attached audited financial statements of Excelsior Multi-Strategy Hedge
Fund of Funds Master Fund, LLC are an integral part of these financial statements.

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Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Statement of Changes in Members’ Capital

For the Period from July 1, 2010 (commencement of operations) to March 31, 2011

OPERATIONS

Net investment loss	$(91,131)
Net realized gain on investment	69,638
Net change in accumulated unrealized appreciation
on investment	215,346

Increase in Members' Capital resulting from operations	193,853

CAPITAL TRANSACTIONS

Members' subscriptions	6,181,719
Members' interests repurchased	(51,675)

Increase in Members' Capital resulting from capital transactions	6,130,044

Net Increase in Members' Capital	6,323,897

MEMBERS' CAPITAL AT BEGINNING OF PERIOD	-

MEMBERS' CAPITAL AT END OF PERIOD	$6,323,897

The accompanying notes and attached audited financial statements of Excelsior Multi-Strategy Hedge
Fund of Funds Master Fund, LLC are an integral part of these financial statements.

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Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Statement of Cash Flows

Period from July 1, 2010 (commencement of operations) to March 31, 2011

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in Members' Capital resulting from operations	$193,853
Adjustments to reconcile net increase in Members' Capital resulting from operations to net cash used in operating activities:
Net change in accumulated unrealized appreciation on
investments allocated from Excelsior Multi-Strategy Hedge
Fund of Funds Master Fund, LLC	(215,346)
Net realized gain on investments allocated from Excelsior
Multi-Strategy Hedge Fund of Funds Master Fund, LLC	(69,638)
Net investment loss allocated from Excelsior Multi-Strategy
Hedge Fund of Funds Master Fund, LLC	42,694
Purchases of investment in Excelsior Multi-Strategy Hedge
Fund of Funds Master Fund, LLC	(6,061,487)
Increase in operating assets:
Due from Adviser	(119,924)
Other assets	(6,819)
Increase in operating liabilities:
Professional fees payable	46,206
Management fee payable	18,293
Servicing fees payable	3,812
Other liabilities	3,429

Net Cash Used in Operating Activities	(6,164,927)

CASH FLOWS FROM FINANCING ACTIVITIES

Members' subscriptions	6,289,944

Net Cash Provided by Financing Activities	6,289,944

Net increase in cash and cash equivalents	125,017
Cash and cash equivalents at beginning of period	-

Cash and Cash Equivalents at End of Period	$125,017

The accompanying notes and attached audited financial statements of Excelsior Multi-Strategy Hedge
Fund of Funds Master Fund, LLC are an integral part of these financial statements.

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Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Financial Highlights

The following represents certain ratios to average Members’ Capital, total return, and other supplemental information for the period indicated:

Period from July 1, 2010 (commencement of operations) to March 31, 2011*

Net assets, end of period	$6,323,897

Ratio of net investment loss to average Members' Capital (a) (b)	(1.94%)

Ratio of total expenses to average Members' Capital (b) (c) (d)	4.51%

Ratio of net expenses to average Members' Capital (b) (c)	1.96%

Total return (e)	4.00%

*	The ratios and total return for this period have not been annualized.
(a)	The ratio reflects the income and expenses including the TI 2 Fund’s proportionate share of income and expenses of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC.
(b)	Average Members’ Capital is determined using the net assets at the end of each month during the period and net assets at the beginning of the period.
(c)	The ratio reflects the expenses, excluding placement fees, if any, and including the TI 2 Fund’s proportionate share of the expenses of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC.
(d)	The ratio is before any expense limitation reimbursement per the Expense Limitation Agreement.
(e)
Total return assumes a purchase of an interest in the TI 2 Fund on the first day and the sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns.  An individual Member’s return may vary from this return based on the timing of Member subscriptions and redemptions.

The accompanying notes and attached audited financial statements of Excelsior Multi-Strategy Hedge
Fund of Funds Master Fund, LLC are an integral part of these financial statements.

6

Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Notes to Financial Statements

March 31, 2011

1. Organization

Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC (the "TI 2 Fund") was organized as a limited liability company under the laws of Delaware on July 24, 2009, and commenced operations on July 1, 2010. The TI 2 Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The TI 2 Fund’s investment objective is to seek capital appreciation. The TI 2 Fund pursues its investment objective by investing substantially all of its assets in Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC (the “Company”), a non-diversified, closed-end management investment company that is registered under the 1940 Act. The Company pursues its investment objective principally through a multi-manager, multi-strategy program of investments in a diverse group of private investment funds (the “Portfolio Funds”) that primarily invest or trade in a wide range of equity and debt securities. There can be no assurance that the investment objectives of the Company or the TI 2 Fund will be achieved.  The investment managers of the Portfolio Funds in which the Company invests generally conduct their investment programs through these Portfolio Funds.  The Company invests in the Portfolio Funds as a limited partner or member along with other investors.

The financial statements of the Company, including the Schedule of Investments, are attached to this report and should be read in conjunction with the TI 2 Fund’s financial statements.  The percentage of the Company’s members’ capital owned by the TI 2 Fund at March 31, 2011 was 1.42%.

Effective April 1, 2010, Bank of America Capital Advisors LLC (the “Adviser”) serves as the investment adviser of the Company and the management services provider of the TI 2 Fund.  The Adviser is an indirect wholly-owned subsidiary of Bank of America Corporation (“Bank of America”) and is registered under the Investment Advisers Act of 1940, as amended.  Bank of America is a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, North Carolina.  The Adviser provides various management and administrative services to the Company and the TI 2 Fund.

The TI 2 Fund’s Board of Managers (the “Board”) has overall responsibility to manage and supervise the operations of the TI 2 Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the TI 2 Fund’s business.  The Board exercises the same powers, authority and responsibilities on behalf of the TI 2 Fund as are customarily exercised by directors of a typical investment company registered under the 1940 Act and organized as a corporation.  The Board has engaged the Adviser to manage the day-to-day operations of the TI 2 Fund.

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Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Notes to Financial Statements (continued)

March 31, 2011

Subscriptions for interests in the TI 2 Fund (“Interests”) by eligible investors may be accepted as of the first day of each month, or at such times as the Board may determine. The TI 2 Fund may, from time to time, offer to repurchase Interests from its members (“Members”) pursuant to written tenders by the Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the TI 2 Fund’s assets and other factors considered by the Board.  The Adviser expects that it will recommend to the Board that the TI 2 Fund offer to repurchase Interests from Members four times each year, effective as of the last day of each calendar quarter. Members can only transfer or assign Interests under certain limited circumstances.  Member repurchases are recognized as liabilities when the amount becomes fixed.  This generally will occur on the last day of a fiscal period.  As of the last day of each calendar month, the TI 2 Fund allocates net profits or losses for that month to the capital accounts of all Members, in proportion to their respective opening capital account balances for such period (after taking into account any capital contributions deemed to be made as of the first day of such period).

2. Significant Accounting Policies

a. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the TI 2 Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

b. Fund Expenses

The TI 2 Fund bears its own expenses and, indirectly, bears a pro rata portion of the Company’s expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Portfolio Funds; all costs and expenses directly related to portfolio transactions and positions for the Company’s account; legal fees; accounting and auditing fees; custodial and escrow fees; fees paid to the TI 2 Fund’s and the Company’s administrator; costs of insurance; management fees and advisory fees; the fees and travel expenses and other expenses of the TI 2 Fund’s and the Company’s Boards; all costs with respect to communications regarding the TI 2 Fund’s and the Company’s transactions between the Adviser and any custodian or other agent engaged by the TI 2 Fund; and other types of expenses approved by the TI 2 Fund’s or the Company’s Boards.  Expenses, including incentive fees and allocations, allocated to the Company attributable to its investments in the Portfolio Funds are not broken out separately on the accompanying Statement of Operations of the TI 2 Fund, and are not included in the expense ratios show in the accompanying Financial Highlights of the TI 2 Fund.  The income and expenses of the Portfolio Funds are, however, included in realized and unrealized gains on investments on the accompanying Statement of Operations.

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Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Notes to Financial Statements (continued)

March 31, 2011

The Adviser and the TI 2 Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser will, subject to possible reimbursement by the TI 2 Fund as described below, waive fees or pay or absorb expenses of the TI 2 Fund (including the TI 2 Fund’s share of the ordinary operating expenses of the Company, but excluding any fees, expenses and incentive allocations of the Portfolio Funds) to the extent necessary to limit the ordinary operating expenses of the TI 2 Fund (including the TI 2 Fund’s share of the ordinary operating expenses of the Company, but excluding taxes, interest and related costs of borrowing, brokerage commissions and any extraordinary expenses of the TI 2 Fund and the Company) to 2.34% per annum of the TI 2 Fund’s average monthly net assets (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the TI 2 Fund’s expenses, the TI 2 Fund will carry forward the amount of fees waived and expenses paid or absorbed by the Adviser in excess of the Expense Limitation, for a period not to exceed three years from the end of the fiscal year in which the fee was waived or the expense was paid or absorbed, and will reimburse the Adviser such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the TI 2 Fund’s annualized ordinary operating expenses to exceed the Expense Limitation in effect at the time that the fee was waived or the expense was paid or absorbed.  The Expense Limitation Agreement was initially in effect until December 31, 2010 and automatically continues in effect from year to year unless terminated by the Adviser or the TI 2 Fund.  Neither the Adviser nor the TI 2 Fund has terminated the Expense Limitation Agreement at December 31, 2010.

For the period from July 1, 2010 (commencement of operations) to March 31, 2011, the TI 2 Fund incurred $211,967 of total expenses, of which $205,766 was subject to the Expense Limitation Agreement.  The TI 2 Fund is responsible for paying $85,842 of the total expenses subject to the Expense Limitation Agreement.  The remaining $119,924 in excess of the Expense Limitation has been recorded as a receivable from the Adviser.  The receivable from the Adviser is eligible for future reimbursement by the TI 2 Fund for up to three years per the Expense Limitation Agreement.  Reimbursement of expenses carried forward is dependent on future levels of Members’ Capital and expenses of the TI 2 Fund and the Company.

c. Income Taxes

As a limited liability company that is taxed as a partnership, no provision for the payment of federal, state or local income taxes has been provided by the TI 2 Fund.  Each Member is individually required to report on its own tax return its share of the TI 2 Fund’s taxable income or loss.  The TI 2 Fund has a tax year end of December 31.

Net investment income or loss and net realized and unrealized gain or loss from investments of the TI 2 Fund for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all Members as of the last day of each fiscal period in accordance with each Member’s respective investment percentage for the fiscal period, as defined in the TI 2 Fund’s Limited Liability Company Agreement (the “LLC Agreement”).

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Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Notes to Financial Statements (continued)

March 31, 2011

The cost of the TI 2 Fund’s investment in the Company for Federal tax purposes is based on amounts reported to the TI 2 Fund on Schedule K-1 from the Company.  As of March 31, 2011, the Company has not yet received information to determine the current tax cost of the Portfolio Funds.  Based on the purchases and sales between July 1, 2010 (commencement of operations) and March 31, 2011, the estimated cost of the TI 2 Fund’s investment in the Company at March 31, 2011 for federal tax purposes is $6,031,207. The resulting estimated net unrealized appreciation for tax purposes on the TI 2 Fund’s investment in the Company at March 31, 2011 is $220,895.

The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether a tax position of the TI 2 Fund is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position.  For tax positions meeting the “more likely than not” threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.

The Adviser is not aware of any tax positions with respect to the TI 2 Fund, for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months.  However, the Adviser’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations.

d. Other

Cash and cash equivalents consist of amounts maintained in a PFPC Trust Company ("PFPC") interest-bearing account.  Interest income is recorded on the accrual basis.

The TI 2 Fund records its proportionate share of the Company’s investment income, expenses and realized and unrealized gains and losses as allocated by the Company.

3. Portfolio Valuation

The net asset value of the TI 2 Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the TI 2 Fund’s LLC Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to valuation procedures established by the Board. Pursuant to the valuation procedures, the Board has delegated to the Adviser the general responsibility for valuation of the investments in the Portfolio Funds subject to the oversight of the Board.

The TI 2 Fund records its investment in the Company at fair value.  The TI 2 Fund’s investment in the Company is represented by the TI 2 Fund’s proportionate interest in the Company’s members’ capital at March 31, 2011.  The valuation of investments held by the Company is discussed in the notes to the Company’s financial statements, attached to this report.

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Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Notes to Financial Statements (continued)

March 31, 2011

4. Management Fee

The Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of investment managers.  Further, the Adviser provides certain management and administrative services to the TI 2 Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials.  In consideration for such services, pursuant to a management agreement between the TI 2 Fund and the Adviser (the “Management Agreement”), the TI 2 Fund pays the Adviser a quarterly management fee in arrears at an annual rate of 0.50% based on the TI 2 Fund’s net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date.  For the period from July 1, 2010 (commencement of operations) to March 31, 2011, the management fee was $18,293, all of which was payable as of March 31, 2011.

5. Related Party Transactions and Other

As of March 31, 2011, three Members owned in the aggregate  approximately 30.88% of the TI 2 Fund's total Members' Capital and are deemed "affiliated persons" (as defined in the 1940 Act) (the "Affiliated Members").  The affiliation between the Affiliated Members and the TI 2 Fund is based solely on the percentage of ownership.

Affiliates of the Adviser may have banking, underwriting, lending, brokerage, or other business relationships with the Portfolio Funds in which the Company invests and with companies in which the Portfolio Funds invest.

The Board is made up of five Managers who are not “interested persons”, as defined by Section 2(a)(19) of the 1940 Act, of the TI 2 Fund (the “Disinterested Managers”).  Effective July 1, 2010, compensation to the Board is paid and expensed by the Company. All Disinterested Managers may be reimbursed for expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Managers.

Merrill Lynch, Pierce, Fenner & Smith Incorporated serves as the servicing agent and as the placement agent of the TI 2 Fund (the “Servicing Agent” or the “Placement Agent”).  The Servicing Agent is an indirect subsidiary of Bank of America and an affiliate of the Adviser.

The TI 2 Fund has entered into a member servicing agreement with the Servicing Agent to provide (or arrange for provision of) ongoing Member and account maintenance services.  As consideration for these services, the TI 2 Fund pays a quarterly servicing fee (the “Servicing Fee”) to the Servicing Agent at an annual rate of 0.25% of the net assets of the TI 2 Fund determined as of the start of business on the first business day of each calendar quarter (after adjustment for any subscriptions effective on that date).  For the period from July 1, 2010 (commencement of operations) to March 31, 2011, the Servicing Fee was $9,146, of which $3,812 was payable as of March 31, 2011.

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Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Notes to Financial Statements (continued)

March 31, 2011

Investors may be charged a placement fee (the “Placement Fee”) on Interests placed by the Placement Agent of up to 2.50% of the investment amount.  The Placement Fee is paid to the Placement Agent.  The Placement Fee may be waived for certain investors.

The TI 2 Fund has retained J. D. Clark & Company (the “Administrator”) to provide accounting and certain administrative and investor services to the TI 2 Fund.  The Administrator is a wholly-owned division of UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation.  The TI 2 Fund pays the Administrator, on a quarterly basis, a fee in an amount equal to $3,000, plus a tax compliance and preparation fee of $1,750 per calendar quarter, plus an audited financial statement preparation fee of $625 per calendar quarter.  For the period from July 1, 2010 (Commencement of Operations) to March 31, 2011, the TI 2 Fund incurred $16,125 in expenses related to such administrative services, none of which was payable as of March 31, 2011.

PFPC, which will be renamed BNY Mellon Investment Servicing Trust Company effective July 1, 2011, provides custodial services to the TI 2 Fund.

6. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Portfolio Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company’s liability with respect to its investments in the Portfolio Funds is generally limited to the net asset value of its interest in each Portfolio Fund.

Because the Company is a closed-end investment company, Interests are not redeemable at the option of Members and are not exchangeable for interests of any other fund. Although the Board in its discretion may cause the Company to offer from time to time to repurchase Interests at the Members’ capital account value, Interests are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase Interests by the Company, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding Interests. Because the Company’s investments in the Portfolio Funds themselves have limited liquidity, the Company may not be able to fund significant repurchases. Members whose Interests are accepted for repurchase also bear the risk that the Company's Members’ capital account value may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Interests are valued for the purpose of repurchase.

12

Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Notes to Financial Statements (continued)

March 31, 2011

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities. Among other things liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from the Portfolio Funds, or unforeseen outflows of cash.  This situation may arise due to circumstances outside of the Company's control, such as a general market disruption or an operational problem affecting the Company or third parties, including the Portfolio Funds.  Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Company’s capital investment in the Portfolio Funds can be withdrawn on a limited basis.  This may limit the ability of the Company to provide liquidity to the TI 2 Fund, and the TI 2 Fund may not be able to liquidate quickly some of its investment in the Company in order to meet liquidity requirements.

7. Guarantees

In the normal course of business, the TI 2 Fund enters into contracts that provide general indemnifications.  The TI 2 Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the TI 2 Fund and, therefore, cannot be established; however, based on experience, the risk of loss from any such claims is considered remote.

8. Subsequent Events

The TI 2 Fund has evaluated all subsequent events through May 27, 2011, the date on which these financial statements were available to be issued and, except as noted below, has determined that no additional disclosures are required.

On March 30, 2011, the TI 2 Fund announced a tender offer to purchase up to $600,000 of outstanding Interests from Members.  The net asset value of the Interests will be calculated for this purpose on June 30, 2011.  The tender offer expired on April 26, 2011.

Prior to April 1, 2011, the TI 2 Fund received and accepted investors' subscriptions of $108,225 which became Members' Interests in the TI 2 Fund on April 1, 2011.

On April 26, 2011, the TI 2 Fund received subscriptions of $50,000 from Members for Interests in the TI 2 Fund.  These Interests became effective May 1, 2011.

13

Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Notes to Financial Statements (continued)

March 31, 2011

On May 3, 2011, the TI 2 Fund paid $49,091 for total Interests repurchased from Members on March 31, 2011.

Subsequent to March 31, 2011, the Adviser reimbursed the TI 2 Fund $119,924 of expenses pursuant to the Expense Limitation Agreement.  The reimbursement amount is reflected on the Statement of Assets, Liabilities and Members' Capital as Due from Adviser.

14

Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Fund Management (Unaudited)

March 31, 2011

Information pertaining to the Board and officers of the TI 2 Fund is set forth below:

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Manager
Disinterested Managers

Alan Brott c/o Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1942)	Manager	Term Indefinite; Length- since August 2009
Consultant (since 10/91); Associate Professor, Columbia University Graduate School of Business (since 2000); Former Partner of Ernst & Young. Mr. Brott serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC, Grosvenor Registered Multi-Strategy Master Fund, LLC, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC, Grosvenor Registered Multi-Strategy Fund (TI 2), LLC and Grosvenor Registered Multi-Strategy Fund (TE), LLC, and a director of Stone Harbor Investment Funds (3 funds) and Emerging Markets Income Fund.
8

John C. Hover II c/o Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1943)	Manager	Term Indefinite; Length- since August 2009	Former Executive Vice President of U.S. Trust Company (retired since 2000). Mr. Hover serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC and Excelsior Venture Partners III, LLC, and a director of Tweedy, Browne Fund, Inc.	9

Victor F. Imbimbo, Jr. c/o Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1952)	Manager	Term Indefinite; Length- since August 2009
President and CEO of Caring Today, LLC, the publisher of Caring Today Magazine, the leading information resource within the family caregivers market; Former Executive Vice President of TBWA\New York and Former President for North America with TBWA/WorldHealth, a division of TBWA Worldwide, where he directed consumer marketing program development for healthcare companies primarily within the pharmaceutical industry. Mr. Imbimbo serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC and Excelsior Venture Partners III, LLC, and a director of Vertical Branding, Inc.
9

15

Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Fund Management (Unaudited) continued

March 31, 2011

Stephen V. Murphy c/o Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1945)	Manager	Term Indefinite; Length- since August 2009
President of S.V. Murphy & Co, Inc., an investment banking firm. Mr. Murphy serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC and Excelsior Venture Partners III, LLC, and a director of The First of Long Island Corporation, The First National Bank of Long Island and former director of Bowne & Co., Inc. (1/06 to 11/10).
9

Thomas G. Yellin c/o Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1954)	Manager	Term Indefinite; Length- since August 2009
President of The Documentary Group (since 6/06); Former President of PJ Productions (from 8/02 to 6/06); Former Executive Producer of ABC News (from 8/89 to 12/02). Mr. Yellin serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC and a director of Grosvenor Registered Multi-Strategy Master Fund, LLC, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC, Grosvenor Registered Multi-Strategy Fund (TI 2), LLC and Grosvenor Registered Multi-Strategy Fund (TE), LLC.
8

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Manager
Officers who are not Managers

Spencer Boggess One Bryant Park New York, NY 10036 (Born 1967)	Chief Executive Officer	Term Indefinite; Length - since August 2009
Managing Director, GWIM Alternative Investments Group, Bank of America (7/07 to present); President and Chief Executive Officer of Bank of America Capital Advisors LLC (4/10 to present); President and Chief Executive Officer of U.S. Trust Hedge Fund Management, Inc.; Portfolio Manager of the Company (7/03 to present).
N/A

Steven L. Suss 225 High Ridge Road Stamford, CT 06905 (Born 1960)	Chief Financial Officer and Treasurer	Term Indefinite; Length - since August 2009
Managing Director, GWIM Alternative Investments Group, Bank of America (7/07 to present); Senior Vice President of Bank of America Capital Advisors LLC (7/07 to present); Director, Chief Financial Officer and Treasurer (10/07 to 3/10) and Senior Vice President (6/07 to 3/10) of U.S. Trust Hedge Fund Management, Inc.; Director (4/07 to 5/08), Senior Vice President (7/07 to 5/08), and President (4/07 to 6/07) of UST Advisers, Inc.; Senior Vice President of U.S. Trust’s Alternative Investment Division (4/07 to 6/07); Chief Financial Officer and Chief Compliance Officer, Heirloom Capital Management, L.P. (5/02 to 9/06).
N/A

16

Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Fund Management (Unaudited) continued

March 31, 2011

Mohan Badgujar One Bryant Park New York, NY 10036 (Born 1958)	Chief Operating Officer	Term Indefinite; Length - since August 2009
Director, GWIM Alternative Investments Group, Bank of America (7/07 to present); Senior Vice President of Bank of America Capital Advisors LLC (04/10 to present);Vice President of U.S. Trust Hedge Fund Management, Inc. (10/05 to 03/10); Managing Partner of Blue Hill Capital Partners LLC (10/03 to 10/05) (registered investment adviser).
N/A

Marina Belaya 114 W. 47th Street New York, NY 10036 (Born 1967)	Secretary	Term Indefinite; Length - since August 2009
Assistant General Counsel, Bank of America (7/07 to present); Vice President and Senior Attorney of U.S. Trust (2/06 to 6/07); Vice President, Corporate Counsel, Prudential Financial (4/05 to 01/06); Associate, Schulte Roth & Zabel LLP (09/02 to 03/05).
N/A

Fred Wofford 100 Federal Street Boston, MA 02110 (Born 1955)	Chief Compliance Officer	Term Indefinite; Length - since April 2011*
Compliance Risk Executive, GWIM Alternative Investments, Bank of America (6/08 to present); Compliance Risk Executive, Columbia Management Advisors and the Columbia Funds, Bank of America (6/05 to 6/08); Head of Operations, Liberty Asset Management, Inc. (now, Banc of America Investment Advisors, Inc.) and the Liberty All-Star Funds, Bank of America/Fleet (3/03 to 5/05).
N/A

*Robert M. Zakem, the previous CCO of the TI 2 Fund, resigned his position with the TI 2 Fund on April 6, 2011.

All officers of the TI 2 Fund are employees and/or officers of the Adviser.

The Offering Memorandum of the TI  2 Fund includes additional information about the managers of the TI 2  Fund and is available upon request.

17

EXCELSIOR MULTI-STRATEGY HEDGE FUND OF FUNDS MASTER FUND, LLC

Financial Statements

With Report of Independent Registered Public Accounting Firm

Year Ended March 31, 2011

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Financial Statements

Year Ended March 31, 2011

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information on Form N-Q is available without charge, upon request, by calling (866) 921-7951.

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 921-7951 and on the Commission’s website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 921-7951, and on the Commission’s website at http://www.sec.gov.

Report of Independent Registered Public Accounting Firm

To the Board of Managers and Members of
Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC:

In our opinion, the accompanying statement of assets, liabilities and members' capital, including the schedule of investments, and the related statements of operations, of changes in members' capital and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC  (the “Company”) at March 31, 2011, the results of its operations and its cash flows for the year then ended, the changes in its members’ capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at March 31, 2011 by correspondence with the custodian and underlying portfolio funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
May 27, 2011

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Statement of Assets, Liabilities and Members’ Capital

March 31, 2011

ASSETS

Investments in Portfolio Funds, at fair value (cost $346,097,054)	$432,706,263
Cash and cash equivalents	21,843,949
Redemptions receivable from investments in Portfolio Funds	3,510,787
Other assets	84,435

Total Assets	458,145,434

LIABILITIES

Repurchase of Members' interests payable	$15,678,062
Advisory fee payable	1,124,016
Professional fees payable	153,731
Other liabilities	83,741
Board of Managers' fees payable	50,000

Total Liabilities	17,089,550

Net Assets	$441,055,884

MEMBERS' CAPITAL

Represented by:
Net Capital*	$354,446,675
Net accumulated unrealized appreciation on investments	86,609,209

Members' Capital	$441,055,884

*Net capital includes net subscriptions, cumulative net investment income/(loss) and cumulative net realized gain/(loss) from investments in the Portfolio Funds.

The accompanying notes are an integral part of these financial statements.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Schedule of Investments

March 31, 2011

						First
	First			% of	% Ownership	Available
	Acquisition		Fair	Members'	of Portfolio	Redemption
Portfolio Funds *	Date	Cost **	Value **	Capital	Funds	Date ***	Liquidity ****

Event Driven/Relative Value Funds
American Durham L.P.	7/1/2008	$2,607,970	$349,733	0.08%	10.29%	N/A	(1)
Anchorage Capital Partners, L.P.	10/1/2009	14,000,000	15,499,215	3.51%	0.47%	N/A	Annually
Aristeia Partners, L.P.	4/1/2008	12,537,502	19,768,952	4.48%	4.91%	N/A	Quarterly
Brevan Howard, L.P.	2/1/2009	16,214,798	17,813,028	4.04%	0.64%	N/A	Monthly
Canyon Value Realization Fund, L.P.	7/1/2003	-	1,452,284	0.33%	0.06%	N/A	(1)
Centaurus Alpha Fund, L.P.	4/1/2009	604	52,735	0.01%	4.60%	N/A	(1)
Drake Global Opportunities Fund, L.P.	4/1/2009	-	45,512	0.01%	0.56%	N/A	(2)
DSC Acquisitions, LLC	4/1/2009	37,735	38,116	0.01%	0.93%	N/A	(1)
Farallon Capital Partners, L.P.	11/1/2004	14,897,572	20,427,591	4.63%	0.36%	N/A	Annually, (3)
Garrison Special Opportunity Fund, L.P.	7/1/2009	3,554,465	3,943,002	0.89%	1.01%	N/A	(4)
JANA Partners, L.P.	4/1/2009	133,460	189,548	0.04%	0.23%	N/A	(1)
Lydian Partners SPV, Ltd.	4/1/2009	475	475	0.00%	3.05%	N/A	(4)
Mast Credit Opporturnities I, L.P.	6/1/2010	16,000,000	15,539,342	3.52%	6.79%	6/30/2011	Quarterly
Monarch Debt Recovery Fund, L.P.	7/1/2009	11,000,000	14,733,738	3.34%	2.65%	(5)	Annually
Polygon Global Opportunities Fund, L.P.	8/1/2006	6,402,674	389,326	0.09%	1.44%	N/A	(2)
Strategic Value Restructuring Fund, L.P.	4/1/2009	954,649	507,686	0.12%	0.07%	N/A	(1)
SVRF (Onshore) Holdings LLC	4/1/2009	960,720	715,643	0.16%	3.34%	N/A	(4)
Vicis Capital Fund	4/1/2009	2,194,603	729,408	0.17%	0.12%	N/A	(2)
Waterfall Eden Fund, L.P.	7/1/2008	7,923,646	5,142,181	1.17%	7.24%	N/A	(4)
Strategy Total		109,420,873	117,337,515	26.60%
Hedged Long/Short Equity Funds
Alydar QP Fund L.P.	4/1/2009	11,877,385	12,950,266	2.94%	3.08%	N/A	Quarterly
Prism Partners III Leveraged, L.P.	7/1/2009	5,000,000	6,167,952	1.40%	1.27%	N/A	Quarterly
SAB Capital Partners, L.P.	4/1/2001	-	359,287	0.08%	0.09%	N/A	(1)
Scopia PX, LLC	9/1/2005	11,000,000	15,779,454	3.58%	3.98%	N/A	Quarterly
Spring Point Opportunity Partners, L.P.	7/1/2006	9,610,520	14,692,069	3.33%	5.17%	N/A	Quarterly
Strategy Total		37,487,905	49,949,028	11.33%
Hedged Sector Funds
Coatue Qualified Partners, L.P.	1/1/2002	4,000,000	17,740,418	4.03%	1.06%	N/A	Quarterly
Expo Health Sciences Fund, L.P.	8/1/2010	14,000,000	15,430,787	3.50%	4.57%	(6)	Quarterly
Longbow Partners, L.P.	5/1/2004	10,200,000	16,677,129	3.78%	21.38%	N/A	Quarterly
Seligman Tech Spectrum Fund, LLC	4/1/2009	4,610,345	6,098,893	1.38%	1.07%	N/A	Monthly
Tufton Oceanic Hedge Fund, Ltd.	11/1/2009	12,500,000	13,012,511	2.95%	0.87%	N/A	Monthly
Strategy Total		45,310,345	68,959,738	15.64%
Opportunistic Long/Short (Global) Funds
AKO Partners, L.P.	10/1/2005	5,500,000	14,400,534	3.27%	1.62%	N/A	Quarterly
Amiya Global Emerging Opportunities Fund, L.P.	8/1/2009	10,000,000	11,041,833	2.50%	3.19%	N/A	Quarterly
Artha Emerging Markets Funds, L.P.	4/1/2008	13,720,130	17,073,369	3.87%	2.20%	N/A	Quarterly
Egerton Capital Partners, L.P.	10/1/2009	5,000,000	5,964,516	1.35%	1.29%	N/A	Quarterly
Henderson Asia Pacific Absolute Return Fund, Ltd.	10/1/2008	12,966,478	13,684,622	3.10%	2.88%	N/A	Monthly
Indus Asia Pacific Fund, L.P.	3/1/2004	15,000,000	20,780,124	4.71%	2.42%	N/A	Quarterly
Indus Japan Fund, L.P.	3/1/2004	6,000,000	9,359,692	2.12%	4.00%	N/A	Quarterly
Meditor European Hedge Fund (B) Limited	7/1/2009	17,000,000	16,810,089	3.81%	0.94%	N/A	Monthly
Rohatyn Group Global Opportunity Partners, L.P.	4/1/2009	75,880	110,289	0.03%	0.10%	N/A	(1)
Strategy Total		85,262,488	109,225,068	24.76%
Opportunistic (U.S. Only) Funds
Addison Clark Fund, L.P.	4/1/2008	15,016,635	18,482,568	4.19%	3.85%	N/A	Quarterly
Brookside Capital Partners II, L.P.	7/1/2009	15,000,000	16,350,504	3.71%	1.81%	N/A	Quarterly
Cadmus Capital Partners (QP), L.P.	7/1/2003	-	368,112	0.08%	10.83%	N/A	(2)
Royal Capital Value Fund (QP), L.P.	7/1/2008	15,048,808	15,900,358	3.61%	2.48%	N/A	Annually
Swiftcurrent Partners, L.P.	10/1/2000	10,550,000	17,515,924	3.97%	1.68%	12/31/2011	Annually
Valinor Capital Partners, L.P.	7/1/2007	13,000,000	18,617,448	4.22%	2.43%	N/A	(7)
Strategy Total		68,615,443	87,234,914	19.78%
Total Investments in Portfolio Funds		$346,097,054	432,706,263	98.11%
Other Assets, less Liabilities			8,349,621	1.89%
Members’ Capital			$441,055,884	100.00%

The accompanying notes are an integral part of these financial statements.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Schedule of Investments (continued)

March 31, 2011

The investments in the Portfolio Funds shown above, representing 98.11% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Managers.

The Company's investments on March 31, 2011 are summarized below based on the investment strategy of each specific Portfolio Fund.

Investment Strategy	% Total Investments in Portfolio Funds
Event Driven/Relative Value Funds	27.12%
Hedged Long/Short Equity Funds	11.54%
Hedged Sector Funds	15.94%
Opportunistic Long/Short (Global) Funds	25.24%
Opportunistic (U.S. Only) Funds	20.16%
Total	100.00%

*	Non-income producing investments. The Company's	(1)	All of the Company's remaining interest in the Portfolio Fund is
	investments in the Portfolio Funds are considered to be		held in side pocket accounts and is illiquid.
	illiquid and may be subject to limitations on redemptions,	(2)	The Portfolio Fund is liquidating its assets and is in the process
	including the assessment of early redemption fees.		of returning capital to its partners. Due to the liquidation, the
**	See definition in Note 3.		Portfolio Fund has suspended redemption rights. The full liquidation
***	From most recent investment date.		is expected to be completed in two years following the date of
****	Available frequency of redemptions after initial		this report.
	lock-up period.	(3)	Approximately 37% of the fair value of the Company's interest
N/A	Initial lock-up period has either expired prior to 3/31/2011,		in the Portfolio Fund is held in side pockets.
	or the Portfolio Fund did not have an initial lock-up	(4)	The Portfolio Fund has limited redemption rights by segregating
	period. However, specific redemption restrictions may		its less liquid assets from the main (liquid) portfolio and created a
	apply.		liquidating vehicle with the intention of liquidating those assets in a reasonable manner.
		(5)	Approximately 43% of the fair value of the Company's interest in the Portfolio Fund has a lock-up period that expires on
6/30/2011, 17% has a lock-up period that expires on 12/31/2011,
24% has a lock-up period that expires on 3/31/2012, and 16%
has a lock-up period that expires on 6/30/2012.
		(6)	Approximately 37% of the fair value of the Company's interest in the Portfolio Fund has a lock-up period that expires on
9/30/2011, 22% has a lock-up period that expires on 12/31/2011, and 41% has a lock-up period that expires on 3/31/2012.
		(7)	Approximately 46% of the fair value of the Company's interest in the Portfolio Fund has tri-annual liquidity and 54% has annual liquidity.

The accompanying notes are an integral part of these financial statements.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Statement of Operations

Year Ended March 31, 2011

INVESTMENT INCOME

Interest	$11,837

Total Investment Income	11,837

EXPENSES

Advisory fee	4,460,508
Professional fees	648,829
Bank note facility fee	538,975
Board of Managers' fees	247,000
Administration fees	334,408
Other expenses	126,303

Total Expenses	6,356,023

Net Investment Loss	(6,344,186)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS

Net realized gain from investments in Portfolio Funds	9,552,062
Net change in accumulated unrealized appreciation on investments	15,279,479

Net realized and unrealized gains on investments	24,831,541

NET INCREASE IN MEMBERS' CAPITAL RESULTING
FROM OPERATIONS	$18,487,355

The accompanying notes are an integral part of these financial statements.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Statement of Changes in Members’ Capital

	Year Ended March 31,
	2011	2010

OPERATIONS

Net investment loss	$(6,344,186)	$(4,732,550)
Net realized gain from investments in Portfolio Funds	9,552,062	5,763,978
Net change in accumulated unrealized appreciation
on investments	15,279,479	59,415,475

Increase in Members' Capital resulting from operations	18,487,355	60,446,903

CAPITAL TRANSACTIONS

Members' subscriptions	86,637,970	114,410,253
Members' interests repurchased	(96,869,366)	(85,921,035)

Increase (decrease) in Members' Capital resulting from
capital transactions	(10,231,396)	28,489,218

Net Increase in Members' Capital	8,255,959	88,936,121

MEMBERS' CAPITAL AT BEGINNING OF YEAR	432,799,925	343,863,804

MEMBERS' CAPITAL AT END OF YEAR	$441,055,884	$432,799,925

The accompanying notes are an integral part of these financial statements.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Statement of Cash Flows

Year Ended March 31, 2011

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in Members' Capital resulting from operations	$18,487,355
Adjustments to reconcile net increase in members' capital resulting from operations to net cash provided by operating activities:
Net change in accumulated unrealized appreciation	(15,279,479)
on investments
Net realized gain from Portfolio Fund redemptions	(9,552,062)
Purchases of Portfolio Funds	(40,020,573)
Proceeds from Portfolio Funds	56,617,982
Increase in other assets	(83,945)
Increase in operating liabilities:
Professional fees payable	88,556
Other liabilities	75,629
Advisory fee payable	70,562
Board of Managers' fees payable	40,000

Net Cash Provided by Operating Activities	10,444,025

CASH FLOWS FROM FINANCING ACTIVITIES

Member subscriptions	86,637,970
Member interests repurchased	(81,191,304)

Net Cash Provided by Financing Activities	5,446,666

Net increase in cash and cash equivalents	15,890,691
Cash and cash equivalents at beginning of year	5,953,258

Cash and Cash Equivalents at End of Year	$21,843,949

The accompanying notes are an integral part of these financial statements.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Financial Highlights

The following represents certain ratios to average Members’ Capital, total return, and other supplemental information for the periods indicated:

	For the Year Ended:

	March 31, 2011	March 31, 2010		March 31, 2009	March 31, 2008 *	March 31, 2007
Net assets, end of
period	$441,055,884	$432,799,925		$343,863,804	$319,569,861	$310,364,405

Ratio of net investment
loss to average	(1.44%)	(1.11%)		(1.16%)	(1.18%)	(1.71%)
Members' Capital
(a) (b)

Ratio of expenses to
average Members'	1.44%	1.12%		1.20%	1.24%	1.86%
Capital (a) (b)

Portfolio turnover	11.27%	23.33	% **	24.20%	7.37%	30.25%

Total return (c)	4.15%	15.04%		(15.98%)	0.45%	8.82%

*	The Company reorganized into a master-feeder structure during this period.
**	The ratio excludes amounts transferred to the Company pursuant to the acquisition of BACAP Alternative Multi-Strategy Fund, LLC.
(a)
Ratio does not reflect the Company's proportionate share of the net investment income (loss) and expenses, including incentive fees or allocations, of the Portfolio Funds.  The Portfolio Funds' expense ratios, excluding  incentive fees or allocations, range from 1.00% to 6.04% (unaudited).  The Portfolio Funds' incentive fees or  allocations can be up to 25% of profits earned (unaudited).

(b)	Average Members' Capital is determined using the net assets at the end of each month during the period and net assets at the beginning of the period.
(c)
Total return assumes a purchase of an interest in the Company on the first day and the sale of an interest on  the last day of the period and is calculated using geometrically linked monthly returns.  An individual Member's  return may vary from these returns based on the timing of Member subscriptions and redemptions.

The accompanying notes are an integral part of these financial statements.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements

March 31, 2011

1. Organization

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, formerly known as Excelsior Directional Hedge Fund of Funds Master Fund, LLC (the “Company”), was organized as a limited liability company under the laws of Delaware on July 6, 2000, and commenced operations on October 1, 2000. The Company is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Company’s investment objective is to seek capital appreciation. The Company pursues its investment objective principally through a multi-manager, multi-strategy program of investments in a diverse group of private investment funds (the “Portfolio Funds”) that primarily invest or trade in a wide range of equity and debt securities. There can be no assurance that the investment objective of the Company will be achieved.  The investment managers of the Portfolio Funds in which the Company invests generally conduct their investment programs through these Portfolio Funds.  The Company invests in the Portfolio Funds as a limited partner or member along with other investors.

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, formerly known as Excelsior Directional Hedge Fund of Funds (TI), LLC (the “TI Fund") and Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC (the “TI 2 Fund”), each a Delaware limited liability company that is registered under the 1940 Act as a non-diversified, closed-end management investment company, and Excelsior Directional Hedge Fund of Funds, Ltd. (the “Ltd Fund”) and Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd. (the “Ltd 2 Fund,” and together with the TI Fund, the TI 2 Fund, and the Ltd Fund, the “Feeder Funds”) pursue their investment objectives by investing substantially all of their  assets in the Company.  The Feeder Funds have the same investment objective and substantially the same investment policies as the Company (except that the Feeder Funds pursue their investment objectives by investing in the Company).

Effective April 1, 2010, Bank of America Capital Advisors LLC (the "Adviser") serves as the investment adviser of the Company.  The Adviser is an indirect wholly-owned subsidiary of Bank of America Corporation (“Bank of America”) and a registered investment adviser.  Bank of America is a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, North Carolina. The Adviser is responsible for developing, implementing and supervising the investment program and providing day-to-day management services.

The Company’s Board of Managers (the “Board”) has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company’s business.  The Board exercises the same powers, authority and responsibilities on behalf of the Company as customarily exercised by directors of a typical investment company registered under the 1940 Act and organized as a corporation.  The Board has engaged the Adviser to provide investment advice regarding the selection of the Portfolio Funds and to manage the day-to-day operations of the Company.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2011

The Company operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as members of the Company (“Members”).  As of March 31, 2011, the TI Fund’s, TI 2 Fund’s, Ltd Fund’s, and Ltd 2 Fund’s ownership of the Company’s Members’ Capital was 59.96%, 1.42%, 36.57% and 2.05%, respectively.

Interests in the Company (“Interests”) are generally offered only to the Feeder Funds and subscriptions for Interests may be accepted as of the first day of each month, or at such times as the Board may determine. The Company may, from time to time, offer to repurchase Interests from its Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Company’s assets and other factors considered by the Board. The Adviser expects that it will recommend to the Board that the Company offer to repurchase Interests from Members four times each year, effective as of the last day of each calendar quarter. Members can only transfer or assign Interests under certain limited circumstances.

2. Significant Accounting Policies

a. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

b. Company Expenses

The Company bears certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Portfolio Funds; all costs and expenses directly related to portfolio transactions and positions for the Company’s account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Company’s administrator; costs of insurance; advisory fees; the fees and travel expenses and other expenses of the Board; all costs with respect to communications regarding the Company’s transactions among the Adviser and any custodian or other agent engaged by the Company; and other types of expenses approved by the Board. Expenses, including incentive fees and allocations, of the Portfolio Funds are not broken out separately on the accompanying Statement of Operations, and are not included in the expense ratios shown in the accompanying Financial Highlights. The income and expenses of the Portfolio Funds are, however, included in realized and unrealized gains on investments on the accompanying Statement of Operations.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2011

c. Income Taxes

As a limited liability company that is taxed as a partnership, no provision for the payment of federal, state or local income taxes has been provided by the Company.  Each Member is individually required to report on its own tax return its share of the Company’s taxable income or loss.  The Company has a tax year end of December 31.

The cost of the Portfolio Funds for federal tax purposes is based on amounts reported to the Company on Schedule K-1 from the Portfolio Funds. As of March 31, 2011, the Company has not yet received information to determine the current tax cost of the Portfolio Funds.  Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2010, and after adjustment for purchases and sales between December 31, 2010 and March 31, 2011, the estimated cost of the Portfolio Funds at March 31, 2011 for federal tax purposes is $397,720,087.  The resulting estimated net unrealized appreciation for tax purposes on the Portfolio Funds at March 31, 2011 is $34,986,176.

The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether a tax position of the Company is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the “more likely than not” threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.

The Adviser is not aware of any tax positions with respect to the Company, for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Adviser’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Company’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

d. Security Transactions

Distributions received from the Portfolio Funds, whether in the form of cash or securities, are applied first as a reduction of the investment’s cost, and any excess is treated as realized gain from investments in the Portfolio Funds.  Realized gains or losses on investments in the Portfolio Funds are measured by the difference between the proceeds from the sale or liquidation and the cost basis of the investment using the specific identification method without regard to unrealized appreciation or depreciation reported in prior years.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2011

e. Other

Net investment income or loss and net realized and unrealized gain or loss from investments of the Company for each fiscal period are allocated between, and credited to or debited against, the capital accounts of Members as of the last day of the fiscal period in accordance with each Member’s respective investment percentage for the fiscal period, as defined in the Company’s Limited Liability Company Agreement (the “LLC Agreement”).

Cash and cash equivalents consist of amounts maintained in a PFPC Trust Company (“PFPC”) interest-bearing account.  Interest income is recorded on the accrual basis.

3. Portfolio Valuation

The net asset value (“NAV”) of the Company is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the LLC Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to valuation procedures established by the Board.  Pursuant to the valuation procedures, the Board has delegated to the Adviser the general responsibility for valuation of the investments in the Portfolio Funds subject to the oversight of the Board.

The investments in the Portfolio Funds are recorded at fair value, generally at an amount equal to the NAV of the Company's investment in the Portfolio Funds as determined by the Portfolio Fund's general partner or investment manager. If no such information is available or if such information is deemed to be not reflective of fair value, an estimated fair value is determined in good faith by the Adviser pursuant to the valuation procedures. Generally, the NAVs of investments in the Portfolio Funds are determined whereby the Company records the investment and subsequent subscriptions at its acquisition cost which represents its fair value. The investment is adjusted to reflect the Company’s share of net investment income or loss and unrealized and realized gain or loss that reflects the changes in the fair value of the investment for the period.  As of March 31, 2011, a majority of the investments in the Portfolio Funds were fair valued using the NAV of the Portfolio Fund.  The amount of investments that were not fair valued using the NAV of the Portfolio Fund as of March 31, 2011 was immaterial with respect to the overall value of the Company.

The Portfolio Funds generally record their investments at fair value in accordance with GAAP or International Financial Reporting Standards. The Portfolio Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid nonmarketable securities and derivatives that are valued at estimated fair value. Accordingly, valuations do not necessarily represent the amounts that might be realized from sales or other dispositions of investments, nor do they reflect other expenses or fees that might be incurred upon disposition. The mix and concentration of more readily marketable securities and less liquid nonmarketable securities varies across the Portfolio Funds based on various factors, including the nature of their investment strategy and market forces.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2011

Because of the inherent uncertainty of valuations of the investments in the Portfolio Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Portfolio Funds existed, and the differences could be material. Net change in accumulated unrealized appreciation on investments in the statement of operations is net of fees and performance-based compensation paid to the investment managers of the Portfolio Funds.

Some of the Portfolio Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (“side pockets”) may be subject to additional restrictions on liquidity than the main portfolio of the Portfolio Fund. If the Company withdraws its interest from such a Portfolio Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Portfolio Fund.  In instances where such a Portfolio Fund closes its operations, the Company may receive an “in-kind” distribution of a side pocket’s holdings in liquidation of its entire interest in the Portfolio Fund. The value of side pockets may fluctuate significantly. As of March 31, 2011, the Company’s investments in side pockets represented 5.09% of the Company’s net assets.  Restrictions applicable to individual Portfolio Funds are described in detail on the Company’s Schedule of Investments. Additionally, the governing documents of the Portfolio Funds generally provide that the Portfolio Funds may suspend, limit or delay the right of their investors, such as the Company, to withdraw capital.

The Company uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).  The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Company has the ability to access at the measurement date;
•	Level 2 – Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 – Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2011

The preparation of the Schedule of Investments in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the Schedule of Investments and accompanying notes.  Management believes that the estimates utilized in preparing the Company’s Schedule of Investments are reasonable and prudent; however, the actual results could differ from these estimates.  The Company complies with the authoritative guidance under GAAP for estimating the fair value of investments in the Portfolio Funds that have calculated the NAV per share in accordance with the specialized accounting guidance for investment companies.  Accordingly, the Company estimates the fair value of an investment in a Portfolio Fund using the NAV of the investment (or its equivalent) without further adjustment unless the Adviser determines that the NAV is deemed to be not reflective of the fair value.

Investments may be classified as Level 2 when market information (observable NAVs) is available, yet the investment is not traded in an active market and/or the investment is subject to transfer restrictions, or the valuation is adjusted to reflect illiquidity and/or non-transferability. Market information, including observable NAVs, subscription and redemption activity at the underlying Portfolio Fund, and the length of time until the investment will become redeemable is considered when determining the proper categorization of the investment’s fair value measurement within the fair valuation hierarchy. The Portfolio Fund investments that have observable market inputs (published NAVs) and that the Company has the ability to redeem within three months of the balance sheet date are classified in the fair value hierarchy as Level 2.

The Company’s investments in the Portfolio Funds that have unobservable inputs and/or from which the Company does not have the ability to redeem within three months are classified in the fair value hierarchy as Level 3. When observable prices are not available for these securities, the Adviser uses the market approach, as defined in the authoritative guidance on fair value measurements, to evaluate or adjust the fair value of such Level 3 instruments.

The Company recognizes transfers into and out of the Levels indicated above at the beginning of the reporting period.  All transfers into Level 2 and out of Level 3 can be found in the Level 2 and Level 3 reconciliation tables.  There were no transfers between Level 1 and Level 2 for the year ended March 31, 2011.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2011

The following table sets forth information about the level within the fair value hierarchy at which the Portfolio Fund investments are measured at March 31, 2011:

	Level 1	Level 2	Level 3	Total
Event Driven/Relative Value Funds	$-	$53,121,322	$64,216,193	$117,337,515
Hedged Long/Short Equity Funds	-	49,589,741	359,287	49,949,028
Hedged Sector Funds	-	53,528,951	15,430,787	68,959,738
Opportunistic Long/Short (Global) Funds	-	109,114,779	110,289	109,225,068
Opportunistic (U.S. Only) Funds	-	34,833,072	52,401,842	87,234,914

Total	$-	$300,187,865	$132,518,398	$432,706,263

The level classifications in the table above are not indicative of the risk associated with the investment in each Portfolio Fund.

The following table includes a roll-forward of the amounts for the year ended March 31, 2011 for the investments classified within Level 2.  The classification of an investment within Level 2 is based on the significance of the observable inputs to the overall fair value measurement.

	Balance as of 3/31/2010	Transfers into Level 2*	Net realized gain from Portfolio Fund redemptions	Net change in accumulated unrealized appreciation on investments	Net purchases (sales)	Balance as of 3/31/2011
Event Driven/ Relative Value Funds	$33,345,738	$-	$-	$1,775,584	$18,000,000	$53,121,322
Hedged Long/ Short Equity Funds	64,095,669	-	2,222,673	(1,204,690)	(15,523,911)	49,589,741
Hedged Sector Funds	46,110,106	-	-	6,418,845	1,000,000	53,528,951
Opportunistic Long/Short (Global) Funds	95,324,233	10,648,268	-	3,142,278	-	109,114,779
Opportunistic (U.S. Only) Funds	30,107,317	15,875,661	6,440,425	(3,949,906)	(13,640,425)	34,833,072

Total	$268,983,063	$26,523,929	$8,663,098	$6,182,111	$(10,164,336)	$300,187,865

*Transfers represent investments in the Portfolio Funds that were previously categorized as Level 3 investments for the fiscal year ended March 31, 2010.  Reclassification is being made as of April 1, 2010  due to the expiration of the  lock-up provisions associated with the investments.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2011

The following table includes a roll-forward of the amounts for the year ended March 31, 2011 for the investments classified within Level 3.  The classification of an investment within Level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

	Balance as of 3/31/2010	Transfers out of Level 3*	Net realized gain from Portfolio Fund Redemptions	Net change in accumulated unrealized appreciation on investments	Net Purchases (Sales)	Balance as of 3/31/2011
Event Driven/ Relative Value Funds	$70,595,236	$-	$482,059	$3,354,379	$(10,215,481)	$64,216,193
Hedged Long/ Short Equity Funds	718,575	-	406,905	(359,288)	(406,905)	359,287
Hedged Sector Funds	-	-	-	1,430,787	14,000,000	15,430,787
Opportunistic Long/ Short (Global) Funds	10,794,577	(10,648,268)	-	22,080	(58,100)	110,289
Opportunistic (U.S. Only) Funds	65,459,084	(15,875,661)	-	4,649,410	(1,830,991)	52,401,842

Total	$147,567,472	$(26,523,929)	$888,964	$9,097,368	$1,488,523	$132,518,398

*Transfers represent investments in the  Portfolio Funds that have been reclassified  as Level 2 investments for the year ended March 31, 2011. Reclassification is being made as of April 1, 2010 due to the expiration of the lock-up provisions associated with the investments.

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying Statement of Operations.  The net change in accumulated unrealized appreciation for the year ended March 31, 2011 for Level 3 investments held by the Company as of March 31, 2011, was an increase of $9,177,946 as shown in the table below:

Net Change in Accumulated Unrealized Appreciation
Event Driven/Relative Value Funds	$3,434,960
Hedged Long/Short Equity Funds	(359,288)
Hedged Sector Funds	1,430,787
Opportunistic Long/Short (Global) Funds	22,080
Opportunistic (U.S. Only) Funds	4,649,407
Total	$9,177,946

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2011

The Company uses authoritative guidance that permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value based on the NAV per share for the investment.  In using NAV, certain attributes of the investment that may impact the fair value of the investment are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Company is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has determined that the NAV, as calculated by the reporting entity, represents the fair value of the investments.  A listing of the investments held by the Company and their attributes as of March 31, 2011, that may qualify for these valuations are shown in the table below.

Investment Class	Fair Value	Redemption frequency	Notice Period	Redemption Restrictions and Terms
Event Driven/Relative Value Funds (a)	$117,337,515	Monthly - Annually	45 - 90 Days	0-2 years
Hedged Long/Short Equity Funds (b)	49,949,028	Quarterly	30 - 60 Days	none
Hedged Sector Funds (c)	68,959,738	Monthly - Quarterly	30 - 90 Days	0-1 years
Opportunistic Long/Short (Global) Funds (d)	109,225,068	Monthly - Quarterly	30 - 90 Days	none
Opportunistic (U.S. Only) Funds (e)	87,234,914	Quarterly - Tri-annually	45 - 90 Days	0-3 years

The information summarized in the preceding table represents the general terms of the specified asset class.  Individual Portfolio Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole.  In addition, most of the Portfolio Funds have the flexibility, as provided for in the constituent documents, to modify and waive such terms.  Additional details on the terms and restrictions for each Portfolio Fund are included on the Schedule of Investments included with this report.

The Company’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security, and for the Portfolio Funds would generally be NAV as provided by the Portfolio Fund or its administrator. For each of the classes below, the fair value of the Portfolio Funds has been estimated using NAV of the Portfolio Funds.

a)
Event Driven/Relative Value Funds This class includes the Portfolio Funds that invest using two primary styles: Event-Driven and Relative Value. Event-Driven strategies typically include investments in common and preferred equities and various types of debt (often based on the probability that a particular event will occur). These may include distressed or Special Situations investments (securities of companies that are experiencing difficult business situations). Relative Value strategies may include long and short positions in common and preferred equity, convertible securities, and various forms of senior and junior (typically unsecured) debt. Investments under this style may also include index options, options on futures contracts, and other derivatives.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2011

b)
Hedged Long/Short Equity Funds This class includes the Portfolio Funds that invest long, short, and balanced primarily in common stocks. Management of each Portfolio Fund has the ability to shift investments from value to growth strategies, from small to large capitalization stocks, and from a net long to a net short position. The Portfolio Funds may invest in U.S. and non-U.S. equities and equity-related instruments, short sales, fixed income securities, currencies, futures, forward contracts, swaps, other derivatives and other financial instruments and commodities within the scope of each respective operating agreement.

c)
Hedged Sector Funds This class includes the Portfolio Funds that invest primarily in publicly-traded securities issued by companies in specified industry sectors such as  technology, healthcare, utility, energy, shipping or transportation. The Portfolio Funds’ holdings may include long and short positions in common and preferred equity.

d)
Opportunistic (Global) Funds This class includes the Portfolio Funds that invest in all global markets and across all security types including equities, fixed income, commodities, currencies, futures, and exchange-traded funds. The Portfolio Funds in this class may include global long/ short equity funds, global macro funds, and commodity pools.

e)
Opportunistic (U.S.) Only Funds This class includes the Portfolio Funds that invest in domestic markets and across all security types including equities, fixed income, commodities, currencies, futures, and exchange-traded funds. The Portfolio Funds in this class may include global long/short equity funds, global macro funds, and commodity pools.

As of March 31, 2011, the Company had investments in 44 Portfolio Funds.  The Company, as an investor in these Portfolio Funds, is charged management fees up to 2.00% (per annum) of the net asset value of its ownership interests in the Portfolio Funds, as well as incentive fees or allocations up to 25.00% of net profits earned that are allocable to the Company's ownership interests in such Portfolio Funds.  The Company also generally bears a pro rata share of the other expenses of each Portfolio Fund in which it invests.  Total expenses, including incentive fees or allocations, for the fiscal year ended March 31, 2011, ranged from approximately 1.00% to 7.96% of the Company's average invested capital in the Portfolio Funds.   Incentive fees or allocations for the same fiscal year ranged from approximately 0.00% to 6.11% of the Company's average invested capital in the Portfolio Funds.  These ratios may vary over time depending on the allocation of the Company's assets among the Portfolio Funds and the actual expenses and investment performance of the Portfolio Funds.  Although the foregoing ranges of Portfolio Fund expense ratios are based on audited financial data received from the Portfolio Funds, the ranges were not audited by the Company's independent registered public accounting firm.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2011

Aggregate purchases and proceeds of interests in the Portfolio Funds for the year ended March 31, 2011, were $48,020,573 and $56,696,384, respectively.  There are no unfunded commitments outstanding to the Portfolio Funds.

4. Advisory Fee

The Adviser provides investment advisory services and incurs research, travel and other expenses related to the selection and monitoring of investment managers. Further, the Adviser provides certain management and administrative services to the Company, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials.  In consideration for such services, the Company pays the Adviser a quarterly advisory fee in arrears at an annual rate of 1.0% based on the Company's net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date.  Each of the Feeder Funds pays the Adviser a quarterly management fee at an annual rate of 0.5% based on the Feeder Fund’s net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date.

For the year ended March 31, 2011, the Company incurred advisory fees totaling $4,460,508, of which $1,124,016 was payable as of March 31, 2011.

5. Related Party Transactions and Other

Affiliates of the Adviser may have banking, underwriting, lending, brokerage, or other business relationships with the Portfolio Funds in which the Company invests and with companies in which the Portfolio Funds invest.

The Board is made up of five Managers who are not “interested persons,” as defined by Section 2(a)(19) of the 1940 Act, of the Company (the “Disinterested Managers”).  Until July 1, 2010, the Disinterested Managers received an annual retainer of $10,000 and per-meeting fees of: $2,000 for in-person attendance at quarterly meetings of the Board; $1,000 for telephone participation at a quarterly Board meeting or for participation at a telephonic special meeting of the Board; and $1,000 for each audit committee meeting (whether held in-person or by telephone).  In addition to Board related fees incurred by the Company, such fees were also incurred directly by the Feeder Funds.  Effective July 1, 2010, the Board compensation structure was modified, such that the Disinterested Managers now receive an annual retainer of $40,000 for their services to both the Company and the Feeder Funds, and no longer receive any per meeting fees.  The retainer is paid by the Company and allocated pro-rata to the Feeder Funds.  All Disinterested Managers may be reimbursed for expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Managers.  The Company incurred $247,000 of retainer- and Board-related fees for the year ended March 31, 2011, $50,000 of which was payable as of March 31, 2011.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2011

The Company has retained J. D. Clark & Company (the "Administrator") to provide accounting and certain administrative and investor services to the Company.  The Administrator is a wholly-owned division of UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation.  Effective April 1, 2010, the Company pays the Administrator a quarterly fee equal to the greater of: (i) $10,000; or (ii) .0001875 of the Company’s net assets as of the first day of each calendar quarter on the first $200 million of net assets, plus .0001625 of the Company’s net assets of $200 million to $400 million, plus .0001375 of the Company’s net assets of $400 million to $600 million, plus .0001125 of the Company’s net assets $600 million to $800 million, plus .0001 of the Company’s net assets in excess of $800 million, plus a tax compliance and preparation fee of $7,500 per calendar quarter, plus an audited financial statement preparation fee of $1,250 per calendar quarter.  For the year ended March 31, 2011, the Company incurred $334,408 in expenses related to such administrative services, none of which was payable as of March 31, 2011.  The Feeder Funds incur direct additional expenses for the services provided by the Administrator.  The aggregate change in the administrative services cost structure did not materially affect the Feeder Funds and their members.

PFPC, which will be renamed BNY Mellon Investment Servicing Trust Company effective July 1, 2011, serves as custodian of the Company’s assets and provides custodial services to the Company.

6. Bank Note - Line of Credit Facility

On July 23, 2010, the Company entered into a revolving loan credit facility with an unaffiliated financial institution for a line of credit at any one time of up to $70,000,000. The line of credit is secured by the Company's cash and investment securities.  Interest on any outstanding loans accrues at a rate per annum equal to LIBOR plus 2.20% and the Company is required to pay a facility fee at a rate of 1.10% per annum on the unused portion of the line of credit.  For the year ended March 31, 2011, the Company incurred approximately $538,975 in facility fees related to the credit facility. As of March 31, 2011, the Company did not have any revolving loans outstanding under the facility.

7. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Portfolio Funds in which the Company invests trade various financial instruments and may enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling, writing option contracts, and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company’s liability with respect to its investments in the Portfolio Funds is generally limited to the net asset value of its interest in each Portfolio Fund.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2011

Because the Company is a closed-end investment company, Interests are not redeemable at the option of Members and are not exchangeable for interests of any other fund. Although the Board in its discretion may cause the Company to offer from time to time to repurchase Interests at the Members’ capital account value, Interests are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase Interests by the Company, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding Interests. Because the Company’s investments in Portfolio Funds themselves have limited liquidity, the Company may not be able to fund significant repurchases. Members whose Interests are accepted for repurchase also bear the risk that the Company's Members’ capital account value may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Interests are valued for the purpose of repurchase.

As described in the footnotes of the Company’s Schedule of Investments and in Note 3, some Portfolio Funds have suspended or restricted withdrawals of capital, which increases the liquidity risk for the Company. Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities. Liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from the Portfolio Funds, or unforeseen outflows of cash to meet tender demands. This situation may arise due to circumstances outside of the Company’s control, such as a general market disruption or an operational issue affecting the Company or third parties, including the Portfolio Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Company's capital invested in the Portfolio Funds can be withdrawn on a limited basis. As a result, the Company may not be able to liquidate quickly some of its investments in the Portfolio Funds in order to meet liquidity requirements.

There are a number of other risks to the Company. Three principal types of risk that can adversely affect the Company’s investment approach are market risk, strategy risk, and manager risk. The Company also is subject to multiple manager risks, possible limitations in investment opportunities, allocation risks, lack of diversification, and other risks for the Company and potentially for each Portfolio Fund.

8. Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Company, and therefore, cannot be established; however, based on experience, the risk of loss from any such claim is considered remote.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2011

9. Subsequent Events

The Company has evaluated all subsequent events through May 27, 2011, the date on which these financial statements were available to be issued and, except as noted below has determined that no additional disclosures are required.

On March 30, 2011, the Company announced a tender offer to purchase up to $47,200,000 of outstanding Interests from Members.  The NAV of the Interests will be calculated for this purpose on June 30, 2011.  The tender offer expired on April 26, 2011.

On April 29, 2011, the Company received subscriptions of $470,713 from Members for Interests in the Company.  These subscriptions became effective May 1, 2011.

On May 3, 2011, the Company paid $15,678,062 for total Interests repurchased from Members on March 31, 2011.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Company Management (Unaudited)

March 31, 2011

Information pertaining to the Board and officers of the Company is set forth below:
Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Manager
Disinterested Managers

Alan Brott c/o Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC 225 High Ridge Road Stamford, CT 06905 (Born 1942)	Manager	Term Indefinite; Length- since August 2009
Consultant (since 10/91); Associate Professor, Columbia University Graduate School of Business (since 2000); Former Partner of Ernst & Young. Mr. Brott serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC.  He is also a director of Grosvenor Registered Multi-Strategy Master Fund, LLC, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC, Grosvenor Registered Multi-Strategy Fund (TI 2), LLC and Grosvenor Registered Multi-Strategy Fund (TE), LLC, and a director of Stone Harbor Investment Funds (3 funds) and Emerging Markets Income Fund.
8

John C. Hover II c/o Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC 225 High Ridge Road Stamford, CT 06905 (Born 1943)	Manager	Term Indefinite; Length- since August 2009	Former Executive Vice President of U.S. Trust Company (retired since 2000). Mr. Hover serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC, and Excelsior Venture Partners III, LLC, and a director of Tweedy, Browne Fund, Inc.	9

Victor F. Imbimbo, Jr. c/o Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC 225 High Ridge Road Stamford, CT 06905 (Born 1952)	Manager	Term Indefinite; Length- since October 2000
President and CEO of Caring Today, LLC, the publisher of Caring Today Magazine, the leading information resource within the family caregivers market; Former Executive Vice President of TBWA\New York and Former President for North America with TBWA/WorldHealth, a division of TBWA Worldwide, where he directed consumer marketing program development for healthcare companies primarily within the pharmaceutical industry. Mr. Imbimbo serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC, and Excelsior Venture Partners III, LLC, and a director of Vertical Branding, Inc.
9

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Company Management (Unaudited) continued

March 31, 2011

Stephen V. Murphy c/o Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC 225 High Ridge Road Stamford, CT 06905 (Born 1945)	Manager	Term Indefinite; Length- since October 2000
President of S.V. Murphy & Co, Inc., an investment banking firm. Mr. Murphy serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC and Excelsior Venture Partners III, LLC, and a director of The First of Long Island Corporation, The First National Bank of Long Island and former director of Bowne & Co., Inc. (1/06 to 11/10).
9

Thomas G. Yellin c/o Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC 225 High Ridge Road Stamford, CT 06905 (Born 1954)	Manager	Term Indefinite; Length- since August 2009
President of The Documentary Group (since 6/06); Former President of PJ Productions (from 8/02 to 6/06); Former Executive Producer of ABC News (from 8/89 to 12/02). Mr. Yellin serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC and Excelsior Private Markets Fund II (TE), LLC.  He is also a director of Grosvenor Registered Multi-Strategy Master Fund, LLC, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC, Grosvenor Registered Multi-Strategy Fund (TI 2), LLC and Grosvenor Registered Multi-Strategy Fund (TE), LLC.
8

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Manager
Officers who are not Managers

Spencer Boggess One Bryant Park New York, NY 10036 (Born 1967)	Chief Executive Officer	Term Indefinite; Length - since March 2006
Managing Director, GWIM Alternative Investments Group, Bank of America (7/07 to present); President and Chief Executive Officer of Bank of America Capital Advisors LLC (4/10 to present); President and Chief Executive Officer of U.S. Trust Hedge Fund Management, Inc.; Portfolio Manager of the Company (7/03 to present).
N/A

Steven L. Suss 225 High Ridge Road Stamford, CT 06905 (Born 1960)	Chief Financial Officer and Treasurer	Term Indefinite; Length - since April 2007
Managing Director, GWIM Alternative Investments Group, Bank of America (7/07 to present); Senior Vice President of Bank of America Capital Advisors LLC (7/07 to present); Director, Chief Financial Officer and Treasurer (10/07 to 3/10) and Senior Vice President (6/07 to 3/10) of U.S. Trust Hedge Fund Management, Inc.; Director (4/07 to 5/08), Senior Vice President (7/07 to 5/08), and President (4/07 to 6/07) of UST Advisers, Inc.; Senior Vice President of U.S. Trust’s Alternative Investment Division (4/07 to 6/07); Chief Financial Officer and Chief Compliance Officer, Heirloom Capital Management, L.P. (5/02 to 9/06).
N/A

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Company Management (Unaudited) continued

March 31, 2011

Mohan Badgujar One Bryant Park New York, NY 10036 (Born 1958)	Chief Operating Officer	Term Indefinite; Length - since March 2006
Director, GWIM Alternative Investments Group, Bank of America (7/07 to present); Senior Vice President of Bank of America Capital Advisors LLC (04/10 to present);Vice President of U.S. Trust Hedge Fund Management, Inc. (10/05 to 03/10); Managing Partner of Blue Hill Capital Partners LLC (10/03 to 10/05) (registered investment adviser).
N/A

Marina Belaya 114 W. 47th Street New York, NY 10036 (Born 1967)	Secretary	Term Indefinite; Length - since April 2007
Assistant General Counsel, Bank of America (7/07 to present); Vice President and Senior Attorney of U.S. Trust (2/06 to 6/07); Vice President, Corporate Counsel, Prudential Financial (4/05 to 01/06); Associate, Schulte Roth & Zabel LLP (09/02 to 03/05).
N/A

Fred Wofford 100 Federal Street Boston, MA 02110 (Born 1955)	Chief Compliance Officer	Term Indefinite; Length - since April 2011*
Compliance Risk Executive, GWIM Alternative Investments, Bank of America (6/08 to present); Compliance Risk Executive, Columbia Management Advisors and the Columbia Funds, Bank of America (6/05 to 6/08); Head of Operations, Liberty Asset Management, Inc. (now, Banc of America Investment Advisors, Inc.) and the Liberty All-Star Funds, Bank of America/Fleet (3/03 to 5/05).
N/A

*Robert M. Zakem, the previous CCO of the Company, resigned his position with the Company on April 6, 2011.

All officers of the Company are employees and/ or officers of the Adviser.

ITEM 2.   CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. For the period from July 1, 2010 (commencement of operations) to March 31, 2011, there were no amendments to a provision of the code of ethics that relates to any element of code of ethics definition, nor were there any waivers granted from a provision of the code of ethics. A copy of the Registrant's code of ethics is filed with this form N-CSR under Item 12(a)(1).

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Managers of the Registrant has determined that Stephen V. Murphy, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert", and has designated Mr. Murphy as the Audit Committee's financial expert. Mr. Murphy is an "independent" Manager pursuant to paragraph (a)(2) of Item 3 on Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees, billed for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements and security counts required under Rule 17f-2 of the Investment Company Act of 1940 (the "1940 Act") for the period from July 1, 2010 (commencement of operations) to March 31, 2011 were $35,000.

(b) Audit-Related Fees

There were no audit related services provided by the principal accountant to the Registrant for the period from July 1, 2010 (commencement of operations) to March 31, 2011.

(c) Tax Fees

The fees billed to the Registrant by the principal accountant for the audit of the Registrant's annual financial statements for tax compliance, tax advice or tax planning services relating to the preparation of the Registrant’s tax returns for the period from July 1, 2010 (commencement of operations) to March 31, 2011 were $8,125.

(d) All Other Fees

The principal accountant billed no other fees to the Registrant during the period from July 1, 2010 (commencement of operations) to March 31, 2011.

(e) (1) During its regularly scheduled periodic meetings, the Registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the Registrant. The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any such pre-approved fees are presented to the audit committee at its next regularly scheduled meeting.

(e) (2) None

(f) Not applicable

(g) The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the Registrant for the period from July 1, 2010 (commencement of operations) to March 31, 2011 were $8,125 and $35,441, respectively.

(h) The Registrant's audit committee has considered whether the provision of non-audit services that may be rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-
END MANAGEMENT INVESTMENT COMPANIES.

A copy of the Proxy Voting Policies and Procedures is included as Exhibit 2 to this form.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES

Substantially all of the assets of the Registrant are invested in Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC (the “Master Fund”). The portfolio management team of the Master Fund is described below.

(a) (1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members - As of the date of the filing.

Mr. Spencer N. Boggess is the portfolio manager (the "Portfolio Manager") primarily responsible for the day-to-day management of the registrant's portfolio, subject to such policies as may be adopted by the Board of Managers.

Mr. Boggess joined Bank of America Corporation as part of the acquisition of U.S. Trust and is a managing director.  Since July 2003, Mr. Boggess has served as the portfolio manager of the Registrant and Chief Executive Officer of U.S. Trust Hedge Fund Management, Inc. (the “Adviser"). From 2000 to 2003, Mr. Boggess served as Co-Director of Research at CTC where he shared responsibility for sourcing, due diligence, portfolio construction and monitoring hedge fund managers for inclusion in the Registrant and for CTC advisory clients. Mr. Boggess is also the Chairman of the Education Committee of the Greenwich Roundtable, a non-profit organization focused on education for investors in hedge funds and private equity. From 1996 to 2000, Mr. Boggess was both Principal and the senior hedge fund research professional at Winston Partners, a McLean, VA based alternative investment management firm with three multi-manager hedge fund of funds products.

(a) (2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member - As of March 31, 2011:

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
0	N/A	14	$1,119,267,636	0	N/A
Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
0	N/A	3	$256,935,715	0	N/A

Potential Material Conflicts of Interest

Real, potential or apparent conflicts of interest may arise should Mr. Boggess have day-to-day portfolio management responsibilities with respect to more than one fund. Mr. Boggess may manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned by the Adviser may vary among these accounts and Mr. Boggess may personally invest in these accounts. These factors could create conflicts of interest because Mr. Boggess may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Registrant. A conflict may also exist if Mr. Boggess identifies a limited investment opportunity that may be appropriate for more than one account, but the Registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, Mr. Boggess may execute transactions for another account that may adversely impact the value of securities held by the Registrant. However, the Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by Mr. Boggess are generally managed in a similar fashion and the Adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.

(a) (3) Compensation Structure of Portfolio Manager(s) or Management Team Members - As of March 31, 2011:

Mr. Boggess' compensation consists of a combination of a fixed salary and a discretionary bonus. The discretionary bonus is not tied directly to the performance of, or value of assets, of the Registrant or any other fund managed by the Adviser. The amount of salary and bonus paid to Mr. Boggess is based on a variety of factors, including, without limitation, the financial performance of the Adviser, execution of managerial responsibilities, client interactions, support and general teamwork.

Ownership of Fund Securities

As of March 31, 2011, Mr. Boggess does not directly own any Interests in the Registrant.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b)
There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Code of Ethics (See Exhibit 1)

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

By (Signature and Title):  /s/ Spencer N. Boggess
  Spencer N. Boggess, Principal Executive Officer

Date:  June 10, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

By (Signature and Title):  /s/ Steven L. Suss
  Steven L. Suss, Principal Financial Officer

Date:  June 10, 2011